Investments - Debt Securities Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amortized Cost
Due in 1 year or less	$ 894
Due after 1 year through 5 years	7,668
Due after 5 years through 10 years	13,177
Due after 10 years through 20 years	9,102
Due after 20 years	8,996
Total	49,296	$ 54,220
Allowance for Credit Loss
Due in 1 year or less	0
Due after 1 year through 5 years	0
Due after 5 years through 10 years	0
Due after 10 years through 20 years	0
Due after 20 years	0
Total	9	14
Gross Unrealized Gains
Due in 1 year or less	15
Due after 1 year through 5 years	381
Due after 5 years through 10 years	739
Due after 10 years through 20 years	845
Due after 20 years	606
Total	2,777	5,096
Gross Unrealized Losses
Due in 1 year or less	0
Due after 1 year through 5 years	24
Due after 5 years through 10 years	107
Due after 10 years through 20 years	171
Due after 20 years	277
Total	611	170
Fair Value
Due in 1 year or less	909
Due after 1 year through 5 years	8,025
Due after 5 years through 10 years	13,809
Due after 10 years through 20 years	9,776
Due after 20 years	9,325
Debt securities	51,453	59,132
Residential mortgage-backed
Amortized Cost
Without single maturity	514
Total	514	893
Allowance for Credit Loss
Without single maturity	2
Total	2	0
Gross Unrealized Gains
Without single maturity	45
Total	45	74
Gross Unrealized Losses
Without single maturity	3
Total	3	1
Fair Value
Without single maturity	554
Debt securities	554	966
Commercial mortgage-backed
Amortized Cost
Without single maturity	1,960
Total	1,960	3,069
Allowance for Credit Loss
Without single maturity	0
Total	0	0
Gross Unrealized Gains
Without single maturity	75
Total	75	248
Gross Unrealized Losses
Without single maturity	6
Total	6	4
Fair Value
Without single maturity	2,029
Debt securities	2,029	3,313
Other asset-backed securities
Amortized Cost
Without single maturity	6,985
Total	6,985	5,617
Allowance for Credit Loss
Without single maturity	7
Total	7	14
Gross Unrealized Gains
Without single maturity	71
Total	71	101
Gross Unrealized Losses
Without single maturity	23
Total	23	5
Fair Value
Without single maturity	7,026
Debt securities	$ 7,026	$ 5,699